Goodwill - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill impairment provision	¥ 0	¥ 403,076	¥ 354,039
Goodwill, gross	943,100	913,500	910,600
GoodwillI, accumulated impairment losses	¥ 788,100	¥ 758,500	¥ 354,000